CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME /(LOSS) (Parenthetical)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Changes in guarantee liabilities	¥ 37,120,954	$ 5,382,032	¥ 53,009,582	¥ 22,265,996
Changes in risk assurance liabilities	¥ 66,870,069	$ 9,695,249	¥ 148,592,603	¥ (110,160,462)